Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Emerging Markets Local Income Portfolio
Entity Central Index Key	0001394395
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000049877
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74% [1]
AssetsNet	$ 1,854,744,049
Holdings Count | Holding	1,136
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,854,744,049
# of Portfolio Holdings (including derivatives)	1,136
Portfolio Turnover Rate	47%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Foreign Corporate Bonds	5.5%
Short-Term Investments	34.6%
Sovereign Government Bonds	59.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Malaysia	10.0%
China	9.5%
Brazil	9.0%
Mexico	8.7%
India	8.4%
Kazakhstan	7.6%
Hungary	7.5%
Poland	7.2%
Thailand	7.0%
Uzbekistan	6.2%
Other	47.7%
Total Long Exposure	128.8%
Table Summary
Israel	(0.1)%
Euro	(4.6)%
Total Short Exposure	(4.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized